Inventory (Details Narrative) (10-K) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Finished goods inventory	$ 50,357	$ 77,936
Inventory [Member]
Finished goods inventory	$ 50,000	$ 78,000